Other liabilities	12 Months Ended
Jun. 30, 2022
Other Liabilities [Abstract]
Other liabilities

19. Other liabilities

	2022	2021
Accounts payable for acquisition of Serra Grande Farm (a)	8,159	14,632
Variable consideration for acquisition of Agrifirma (b)	33,089	37,796
	41,248	52,428

Current	28,846	45,133
Non-current	12,402	7,295

a)	On May 18, 2020, the Company acquired 4,489 hectares of Serra Grande Farm for R$25,047. On June 30, 2022, the liability refers to the delivery of 54,000 bags of soybean, due in June 2023. The Company maintains its liability measured at fair value through profit or loss and the payments occurred during the year with soybeans are considered non-cash transactions.

b)	The consideration transferred in exchange for control of Agrifirma was divided into three classes, classified in the financial statement in accordance with their characteristics. Restricted shares and warrants, given their variation factor, are registered under liabilities and measured at fair value through profit or loss (Note 25).

The breakdown of the consideration transferred in exchange for the control of Agrifirma is shown below:

	2022	2021
Restricted shares	12,149	20,510
Warrants	16,727	16,506
Subscription warrant dividends	4,213	780

Total	33,089	37,796